Leases (table)	12 Months Ended
Mar. 31, 2014
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases of Lessee Disclosure [Table Text Block]
Years ending March 31:
2015	$36,759
2016	32,801
2017	28,431
2018	24,221
2019	19,315
2020-2025	33,647
Total minimum payment required	$175,174